INCOME TAX EXPENSE	12 Months Ended
Dec. 31, 2021
INCOME TAX EXPENSE
INCOME TAX EXPENSE

18.           INCOME TAX EXPENSE

The following table shows the components of the current and deferred tax expense:

	Years ended December 31,
	2021	2020
Current tax expense
Current period	$264.5	$297.7
Settlement or adjustment for prior periods	49.9	(75.8)

Deferred tax expense
Origination and reversal of temporary differences	(136.0)	334.6
Change in unrecognized deferred tax assets	72.3	(116.7)
Total tax expense	$250.7	$439.8

The Company settled tax amounts relating to prior taxation years resulting in an additional $49.9 million of tax expense during 2021.

On March 27, 2020 the U.S. CARES Act was signed into law. Kinross benefited primarily from two significant changes in tax law included in the U.S. CARES Act. First, $33.1 million of federal Alternative Minimum Tax (“AMT”) credits that were previously expected to be received after 2020, were received in 2020. Second, the tax law amendments provided for new tax loss carry-back opportunities that created additional federal AMT credits of $73.7 million, which were also refunded in 2020. The carry-back of U.S. net operating losses also resulted in a $25.4 million net tax benefit to tax expense, the result of the 35% U.S. federal corporate income tax rates prior to 2018, compared to 21% post 2017.

The reconciliation of the combined Canadian federal and provincial statutory income tax rate to the effective tax rate is as follows:

	2021	2020
Combined statutory income tax rate	26.5%	26.5%

Increase (decrease) resulting from:
Mining taxes	0.2%	1.7%
Percentage of depletion	(0.4)%	(0.9)%
Difference in foreign tax rates and foreign exchange on deferred income taxes within income tax expense	4.7%	5.5%
Change in unrecognized deferred tax assets	7.5%	(0.4)%
True-up of prior provisions to tax filings	(1.1)%	—
Income not subject to tax	(0.1)%	(0.7)%
Effect of non-taxable impairment reversals	—	(6.9)%
Accounting expenses disallowed for tax	6.3%	1.7%
Taxes on repatriation of foreign earnings	1.2%	0.1%
Impact of CARES Act	—	(1.4)%
Settlement of prior period taxes	11.1%	0.5%
Other	(2.5)%	(1.2)%
Effective tax rate	53.4%	24.5%

i.            Deferred income tax

The following table summarizes the components of deferred income tax:

	December 31,	December 31,
	2021	2020
Deferred tax assets
Accrued expenses and other	$49.0	$51.1
Property, plant and equipment	1.8	5.2
Reclamation and remediation obligations	118.6	123.3
Inventory capitalization	20.6	20.8
Losses	90.8	54.4
	280.8	254.8
Deferred tax liabilities
Accrued expenses and other	1.3	2.4
Property, plant and equipment	662.7	677.5
Inventory capitalization	47.1	60.0
Deferred tax liabilities - net	$430.3	$485.1

For balance sheet disclosure purposes, deferred tax assets and liabilities have been offset where they relate to income taxes levied by the same taxation authority and the Company has the legal right and intent to offset.

Movement in net deferred tax liabilities:

	December 31,	December 31,
	2021	2020
Balance at the beginning of the period	$485.1	$269.3
Recognized in the statement of operations	(63.7)	217.9
Recognized in OCI	8.9	(2.1)
Balance at the end of the period	$430.3	$485.1

ii.           Unrecognized deferred tax assets and liabilities

The aggregate amount of taxable temporary differences associated with investments in subsidiaries, for which deferred tax liabilities have not been recognized, as at December 31, 2021 is $9.4 billion (December 31, 2020 - $8.9 billion).

Deferred tax assets have not been recognized in respect of the following items:

	December 31,	December 31,
	2021	2020
Deductible temporary differences	$572.0	$535.2
Tax losses	$363.9	$394.1

The tax losses not recognized expire as per the amount and years noted below. The deductible temporary differences do not expire under current tax legislation. Deferred tax assets have not been recognized in respect of these items because it is not probable that future taxable profit will be available against which the Company can utilize the benefits therefrom.

iii.           Non-capital losses (not recognized)

The following table summarizes the Company’s operating losses that can be applied against future taxable profit:

Country	Type	Amount	Expiry Date
Canada	Net operating losses	$1,053.6	2027 - 2041
United States(a)	Net operating losses	37.6	2022 - 2040
Chile	Net operating losses	130.2	No expiry
Brazil	Net operating losses	1.6	No expiry
Russia	Net operating losses	24.7	No expiry
Mauritania	Net operating losses	4.8	2022 - 2026
Barbados	Net operating losses	144.6	2023 - 2027
Luxembourg	Net operating losses	77.2	Various
Other	Net operating losses	89.1	Various

(a)	Utilization of the United States loss carry forwards will be limited in any year as a result of the previous changes in ownership.